UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2012

EXPLANATORY NOTE - The Registrant is filing this amendment to its Form N-CSR for the period ended April 30, 2012, originally filed with the Securities and Exchange Commission on July 06, 2012 (Accession Number  0001398344-12-002176), to add supplemental information on page 42 of the Semi-Annual report to shareholders in Item 1 of the Form N-CSR.  Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 ABSOLUTE ALPHA FUND
(Class A: AAFAX)
(Class I: AAFIX)

361 LONG/SHORT EQUITY FUND
(Class A:  ALSQX)
(Class I: ALSZX)

361 MANAGED FUTURES FUND
(Class A:  AMFQX)
(Class I: AMFZX)

SEMI-ANNUAL REPORT
April 30, 2012

361 Funds
a series of the Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	20
Statement of Cash Flows	23
Financial Highlights	24
Notes to Financial Statements	30
Expense Examples	40
Supplemental Information	42

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.8%
	CONSUMER DISCRETIONARY – 14.1%
2,025	ANN, Inc.*, 1	$56,072
9,200	Arcos Dorados Holdings, Inc. - Class A1	164,404
1,900	Autoliv, Inc.1	119,206
310	AutoZone, Inc.*, 1	122,810
817	BorgWarner, Inc.*, 1	64,576
1,075	Buckle, Inc.1	49,643
650	Cabela's, Inc.*, 1	24,577
4,550	Callaway Golf Co.1	27,892
6,150	Cie Generale des Etablissements Michelin - ADR1	91,450
2,635	Cinemark Holdings, Inc.1	60,500
2,705	Columbia Sportswear Co.1	127,405
14,650	Esprit Holdings Ltd. - ADR1	61,823
1,375	Foot Locker, Inc.1	42,061
9,775	Gannett Co., Inc.1	135,090
4,190	HSN, Inc.1	162,153
3,830	Iconix Brand Group, Inc.*, 1	58,752
1,350	International Speedway Corp. - Class A1	36,032
2,645	J.C. Penney Co., Inc.1	95,379
1,275	Jack in the Box, Inc.*, 1	28,968
2,550	Johnson Outdoors, Inc. - Class A*, 1	47,098
3,800	JoS. A. Bank Clothiers, Inc.*, 1	180,690
2,400	Koss Corp.1	12,888
1,800	Lacrosse Footwear, Inc.1	23,220
4,200	Lakeland Industries, Inc.*, 1	43,890
44,850	Li & Fung Ltd. - ADR1	191,061
2,250	LVMH Moet Hennessy Louis Vuitton S.A. - ADR1	74,497
1,983	Macy's, Inc.1	81,343
2,150	Marcus Corp.1	26,897
450	Mohawk Industries, Inc.*, 1	30,159
2,600	Monarch Casino & Resort, Inc.*, 1	25,168
1,541	Penske Automotive Group, Inc.1	40,744
1,395	Polaris Industries, Inc.1	110,819
1,388	Ross Stores, Inc.1	85,487
2,450	Scripps Networks Interactive, Inc. - Class A1	123,039
8,260	Service Corp. International1	95,651
1,075	Steiner Leisure Ltd.*, 1	50,482
3,600	Sturm Ruger & Co., Inc.1	205,452
3,615	Thor Industries, Inc.1	122,295
1,775	Time Warner, Inc.	66,491
1,200	Toyota Motor Corp. - ADR1	98,136
995	Tractor Supply Co.1	97,918
400	Value Line, Inc.1	4,868

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	CONSUMER DISCRETIONARY (CONTINUED)
1,585	Wyndham Worldwide Corp.1	$79,789
		3,446,875
	CONSUMER STAPLES – 9.7%
3,250	BRF - Brasil Foods S.A. - ADR1	59,897
1,200	Cal-Maine Foods, Inc.1	43,236
2,400	Cia de Bebidas das Americas - ADR1	100,752
940	Coca-Cola Co.	71,741
3,250	Coca-Cola Enterprises, Inc.1	97,890
850	Coca-Cola Femsa S.A.B. de C.V. - ADR*, 1	90,057
1,550	CVS Caremark Corp.1	69,161
7,900	Darling International, Inc.*, 1	129,402
850	Diageo PLC - ADR1	85,952
3,050	Flowers Foods, Inc.1	65,422
1,650	Harris Teeter Supermarkets, Inc.1	62,650
4,000	Heineken N.V. - ADR1	109,680
1,000	Imperial Tobacco Group PLC - ADR1	80,010
2,421	Inter Parfums, Inc.1	38,131
2,450	J&J Snack Foods Corp.1	137,347
6,250	L'Oreal S.A. - ADR1	150,875
450	Lancaster Colony Corp.1	29,345
3,450	Nestle S.A. - ADR1	210,933
1,000	Oil-Dri Corp. of America1	21,160
10,050	Reckitt Benckiser Group PLC - ADR1	118,389
5,685	Safeway, Inc.1	115,576
550	Sanderson Farms, Inc.1	28,386
5,705	Smithfield Foods, Inc.*, 1	119,577
4,450	Tesco PLC - ADR1	69,242
360	Tootsie Roll Industries, Inc.1	8,572
3,200	Wal-Mart de Mexico S.A.B. de C.V. - ADR1	91,360
625	WD-40 Co.1	28,175
1,050	Weis Markets, Inc.1	46,830
853	Whole Foods Market, Inc.1	70,859
		2,350,607
	ENERGY – 6.9%
3,177	Basic Energy Services, Inc.*, 1	45,749
1,150	Bill Barrett Corp.*, 1	27,577
1,150	Core Laboratories N.V.1	157,527
550	Dawson Geophysical Co.*, 1	14,768
725	Dresser-Rand Group, Inc.*, 1	35,293
650	Dril-Quip, Inc.*, 1	43,804
1,245	Ensco PLC - ADR1	68,039
1,825	Forest Oil Corp.*, 1	24,309
2,450	Gulf Island Fabrication, Inc.1	68,649

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	ENERGY (CONTINUED)
750	Gulfmark Offshore, Inc. - Class A*, 1	$36,128
1,047	Helmerich & Payne, Inc.1	53,805
3,638	Key Energy Services, Inc.*, 1	46,057
450	Lufkin Industries, Inc.1	34,578
2,200	Marathon Oil Corp.1	64,548
787	National Oilwell Varco, Inc.1	59,623
4,315	Newfield Exploration Co.*, 1	154,908
3,800	Noble Corp.*, 1	144,628
626	Oil States International, Inc.*, 1	49,817
6,199	Petroquest Energy, Inc.*, 1	37,442
2,185	Plains Exploration & Production Co.*, 1	89,257
2,250	RPC, Inc.1	23,265
400	SM Energy Co.1	26,444
875	Tidewater, Inc.1	48,151
1,250	Total S.A. - ADR1	60,138
2,450	Unit Corp.*, 1	103,512
11,070	Weatherford International Ltd.*, 1	157,969
		1,675,985
	FINANCIALS – 14.1%
2,552	ACE Ltd.1	193,875
1,345	Affiliated Managers Group, Inc.*, 1	152,819
2,570	Alterra Capital Holdings Ltd.1	61,500
4,764	American Equity Investment Life Holding Co.1	58,407
1,270	American Express Co.1	76,467
2,036	Argo Group International Holdings Ltd.1	58,759
800	Arthur J. Gallagher & Co.1	30,048
400	Bar Harbor Bankshares1	14,800
7,850	Barclays PLC - ADR1	111,784
2,750	Brookfield Asset Management, Inc. - Class A1	90,695
5,398	Cardinal Financial Corp.1	65,154
1,394	Community Trust Bancorp, Inc.1	44,538
2,024	Corporate Office Properties Trust - REIT1	47,665
625	Cullen/Frost Bankers, Inc.1	36,850
1,900	DBS Group Holdings Ltd. - ADR1	85,671
2,431	Discover Financial Services1	82,411
700	DNB ASA - ADR	77,203
1,796	Employers Holdings, Inc.	31,107
400	Erie Indemnity Co. - Class A1	30,760
2,511	First Financial Bancorp1	42,210
850	First of Long Island Corp.1	23,401
2,500	FirstMerit Corp.1	42,000
500	GAMCO Investors, Inc. - Class A	22,530
3,380	HCC Insurance Holdings, Inc.1	108,025

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	FINANCIALS (CONTINUED)
550	Home Properties, Inc. - REIT1	$33,578
1,270	Howard Hughes Corp.*, 1	85,230
1,900	HSBC Holdings PLC - ADR1	85,823
1,096	Iberiabank Corp.1	55,973
1,745	Infinity Property & Casualty Corp.1	93,200
450	Jones Lang LaSalle, Inc.1	35,973
1,622	JPMorgan Chase & Co.	69,714
600	KBW, Inc.1	10,224
1,082	Kemper Corp.	32,449
650	Knight Capital Group, Inc. - Class A*, 1	8,541
3,650	Lazard Ltd. - Class A1	100,411
836	LTC Properties, Inc. - REIT1	27,822
1,100	Mack-Cali Realty Corp. - REIT1	31,592
1,750	MB Financial, Inc.1	36,173
6,794	Meadowbrook Insurance Group, Inc.1	59,991
2,700	Old National Bancorp	34,614
1,800	ORIX Corp. - ADR*, 1	85,842
1,000	Orrstown Financial Services, Inc.1	7,730
3,950	Provident Financial PLC1	74,148
5,414	Ramco-Gershenson Properties Trust - REIT1	65,185
2,000	Selective Insurance Group, Inc.1	34,980
1,755	StanCorp Financial Group, Inc.1	67,357
577	SVB Financial Group*, 1	36,980
1,550	Swiss Re A.G. - ADR1	96,301
2,471	Tower Group, Inc.1	53,324
2,338	U.S. Bancorp1	75,213
1,200	United Bankshares, Inc.1	31,716
1,311	Validus Holdings Ltd.1	42,607
4,689	Walter Investment Management Corp.1	94,858
4,800	Westfield Group - ADR1	91,296
5,150	Willis Group Holdings PLC1	187,769
		3,435,293
	HEALTH CARE – 8.1%
962	Amgen, Inc.1	68,408
100	Atrion Corp.1	23,064
200	Bio-Rad Laboratories, Inc. - Class A*, 1	21,598
1,546	Cardinal Health, Inc.1	65,349
3,360	Centene Corp.*, 1	133,022
3,100	Cie Generale d'Optique Essilor International S.A. - ADR1	137,454
1,750	Covidien PLC1	96,653
3,950	Daiichi Sankyo Co., Ltd. - ADR1	67,348
1,275	Genomic Health, Inc.*, 1	36,542
1,000	Greatbatch, Inc.*	23,290

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	HEALTH CARE (CONTINUED)
600	ICU Medical, Inc.*, 1	$31,494
1,203	Magellan Health Services, Inc.*, 1	53,269
2,700	Merit Medical Systems, Inc.*, 1	35,694
570	Mettler-Toledo International, Inc.*, 1	102,212
1,350	Novartis A.G. - ADR1	74,480
1,050	Novo Nordisk A/S - ADR1	154,371
1,757	Par Pharmaceutical Cos., Inc.*, 1	74,391
1,925	PSS World Medical, Inc.*, 1	46,065
1,490	Shire PLC - ADR1	145,364
2,300	Span-America Medical Systems, Inc.1	37,835
655	Teleflex, Inc.1	41,049
2,050	Teva Pharmaceutical Industries Ltd. - ADR1	93,767
2,230	Thermo Fisher Scientific, Inc.1	124,099
1,196	UnitedHealth Group, Inc.	67,155
3,200	Utah Medical Products, Inc.1	101,344
2,400	VCA Antech, Inc.*, 1	56,784
1,325	West Pharmaceutical Services, Inc.1	59,493
		1,971,594
	INDUSTRIALS – 19.5%
5,500	ABB Ltd. - ADR*, 1	103,785
1,700	Actuant Corp. - Class A1	46,359
3,790	AGCO Corp.*, 1	176,500
2,550	Apogee Enterprises, Inc.1	39,168
1,661	Arkansas Best Corp.	25,480
850	Astec Industries, Inc.*, 1	26,597
1,168	Atlas Air Worldwide Holdings, Inc.*, 1	53,786
1,400	Barnes Group, Inc.1	36,960
1,500	Canadian National Railway Co.1	127,920
1,050	Carlisle Cos., Inc.1	57,813
3,390	Chicago Bridge & Iron Co. N.V.1	150,584
825	CLARCOR, Inc.1	39,616
700	Columbus McKinnon Corp.*, 1	10,381
4,230	Corrections Corp. of America*, 1	122,205
2,000	CPI Aerostructures, Inc.*, 1	32,380
900	Cubic Corp.1	41,607
552	Cummins, Inc.1	63,938
5,566	Dolan Co.*, 1	44,584
1,080	Dover Corp.1	67,673
4,529	Ducommun, Inc.*, 1	53,442
850	Espey Manufacturing & Electronics Corp.1	21,369
8,400	Experian PLC - ADR1	132,720
3,000	FANUC Corp. - ADR1	84,240
2,425	Flowserve Corp.1	278,705

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	INDUSTRIALS (CONTINUED)
2,075	Gardner Denver, Inc.1	$135,165
4,550	Gorman-Rupp Co.1	131,040
1,400	Graham Corp.1	30,912
5,800	Granite Construction, Inc.1	161,472
3,250	Hardinge, Inc.1	36,660
475	Hubbell, Inc. - Class B1	38,114
4,350	IDEX Corp.1	188,398
1,725	Insteel Industries, Inc.1	19,613
895	ITT Corp.1	20,102
1,236	J.B. Hunt Transport Services, Inc.	68,388
950	Key Technology, Inc.*, 1	12,417
450	Kirby Corp.*, 1	29,867
2,500	LB Foster Co. - Class A1	67,025
400	Lincoln Electric Holdings, Inc.1	19,604
950	LS Starrett Co. - Class A1	12,255
1,800	LSI Industries, Inc.1	12,330
900	Marten Transport Ltd.1	18,963
3,387	MasTec, Inc.*, 1	58,900
2,950	Mfri, Inc.*, 1	20,650
1,250	Mine Safety Appliances Co.1	53,075
1,625	MSC Industrial Direct Co. - Class A1	119,779
950	National Presto Industries, Inc.1	70,034
3,800	Nidec Corp. - ADR	85,386
1,650	Nordson Corp.1	88,935
4,661	Orbital Sciences Corp.*, 1	58,542
2,890	Pentair, Inc.1	125,253
1,050	Powell Industries, Inc.*, 1	34,240
3,275	Republic Services, Inc.1	89,637
6,700	SGS S.A. - ADR1	129,846
1,900	SIFCO Industries, Inc.1	37,002
1,900	Sun Hydraulics Corp.1	47,557
700	Tennant Co.1	31,010
1,775	Tetra Tech, Inc.*, 1	47,392
3,145	Timken Co.1	177,724
2,445	Titan International, Inc.1	70,636
5,265	Trinity Industries, Inc.1	155,844
700	Twin Disc, Inc.	15,351
5,317	URS Corp.1	219,645
369	W.W. Grainger, Inc.1	76,686
2,150	Werner Enterprises, Inc.1	50,783
1,785	Xylem, Inc.1	49,766
		4,753,810

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	INFORMATION TECHNOLOGY – 9.2%
1,099	Accenture PLC - Cl. A	$71,380
8,552	Actuate Corp.*, 1	60,719
4,253	Acxiom Corp.*, 1	58,394
525	Anixter International, Inc.*, 1	36,005
138	Apple, Inc.*, 1	80,625
2,450	ARM Holdings PLC - ADR1	62,059
500	Badger Meter, Inc.1	18,470
900	Baidu, Inc. - ADR*, 1	119,430
2,283	Booz Allen Hamilton Holding Corp.1	39,039
5,820	Broadridge Financial Solutions, Inc.1	135,082
600	Cabot Microelectronics Corp.1	20,628
625	CACI International, Inc. - Class A*, 1	38,206
3,105	CTS Corp.1	33,317
2,575	Daktronics, Inc.1	20,961
2,372	Fiserv, Inc.*, 1	166,728
7,052	Global Cash Access Holdings, Inc.*, 1	59,589
1,700	Infosys Ltd. - ADR1	80,495
341	International Business Machines Corp.1	70,614
2,898	Jabil Circuit, Inc.1	67,958
850	Littelfuse, Inc.1	53,270
8,173	LTX-Credence Corp.*, 1	56,394
2,275	Mantech International Corp. - Class A1	71,480
3,650	Micrel, Inc.1	39,749
1,800	Microsemi Corp.*, 1	38,736
1,200	MKS Instruments, Inc.1	33,180
825	MTS Systems Corp.1	39,575
1,075	National Instruments Corp.1	29,240
1,350	NICE Systems Ltd. - ADR*, 1	51,867
1,750	Parametric Technology Corp.*, 1	37,765
1,225	Park Electrochemical Corp.1	35,341
525	Syntel, Inc.1	31,442
10,750	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR1	167,485
9,750	Telefonaktiebolaget LM Ericsson - ADR*, 1	97,451
4,651	Teradyne, Inc.*, 1	80,044
3,133	ValueClick, Inc.*, 1	66,357
4,005	Western Union Co.1	73,612
		2,242,687
	MATERIALS – 6.6%
4,200	Anglo American PLC - ADR1	80,976
2,750	Aptargroup, Inc.1	149,902
700	Balchem Corp.1	20,230
1,100	BASF S.E. - ADR1	90,464
3,960	Buckeye Technologies, Inc.1	128,344

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	MATERIALS (CONTINUED)
750	Carpenter Technology Corp.1	$41,745
1,000	Eagle Materials, Inc.1	35,220
1,254	Eastman Chemical Co.1	67,678
783	FMC Corp.1	86,482
900	Hawkins, Inc.1	31,257
1,633	Innospec, Inc.*, 1	49,366
1,125	Intrepid Potash, Inc.*, 1	27,956
2,050	KMG Chemicals, Inc.1	35,342
1,100	Materion Corp.*, 1	27,181
4,460	MeadWestvaco Corp.1	141,917
4,300	Novozymes A/S - ADR1	112,832
1,620	OM Group, Inc.*, 1	39,074
3,600	Potash Corp. of Saskatchewan, Inc.1	152,928
1,100	Sensient Technologies Corp.1	40,865
200	Stepan Co.1	18,172
2,850	Synalloy Corp.1	34,400
1,985	Walter Energy, Inc.1	131,625
3,465	Worthington Industries, Inc.1	61,816
850	Zep, Inc.1	12,113
		1,617,885
	TELECOMMUNICATION SERVICES – 0.8%
1,800	Chunghwa Telecom Co., Ltd. - ADR1	55,764
1,347	Crown Castle International Corp.*	76,254
2,250	Tim Participacoes S.A. - ADR1	67,342
		199,360
	UTILITIES – 1.8%
7,800	AES Corp.*, 1	97,656
1,230	DTE Energy Co.	69,347
1,618	Great Plains Energy, Inc.1	33,040
1,125	IDACORP, Inc.1	45,833
2,690	OGE Energy Corp.1	145,152
1,650	Westar Energy, Inc.1	47,338
		438,366
	TOTAL COMMON STOCKS (Cost $20,528,597)	22,132,462

	EXCHANGE-TRADED FUNDS – 8.0%
2,957	iShares MSCI Philippines Investable Market Index Fund1	87,675
2,600	iShares MSCI Australia Index Fund1	61,984
20,308	iShares MSCI Hong Kong Index Fund1	356,405
5,800	iShares MSCI Singapore Index Fund1	75,458
4,014	iShares MSCI Taiwan Index Fund1	51,379

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS (CONTINUED)
4,823	iShares MSCI South Korea Index Fund1	$285,715
3,629	Market Vectors Indonesia Index ETF1	107,310
12,900	Guggenheim China All-Cap ETF1	312,825
7,100	Guggenheim China Small Cap ETF1	155,916
40,100	iShares MSCI Japan Index Fund1	390,574
900	iShares MSCI Thailand Index Fund1	67,896

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,840,846)	1,953,137

	OTHER POOLED INVESTMENT VEHICLES – 1.0%
2,107	MW GaveKal Asian Opportunities UCITS Fund - Class A*	234,662

	TOTAL OTHER POOLED INVESTMENT VEHICLES (Cost $250,029)	234,662

	SHORT-TERM INVESTMENTS – 1.5%
375,335	Fidelity Institutional Money Market Fund, 0.19%2	375,335

	TOTAL SHORT-TERM INVESTMENTS (Cost $375,335)	375,335

	TOTAL INVESTMENTS – 101.3% (Cost $22,994,807)	24,695,596
	Liabilities in Excess of Other Assets – (1.3)%	(314,849)

	TOTAL NET ASSETS – 100.0%	$24,380,747

	SECURITIES SOLD SHORT – (95.5)%
	COMMON STOCKS – (8.2)%
	CONSUMER DISCRETIONARY – (2.2)%
(250)	Amazon.com, Inc.*	(57,975)
(2,450)	Best Buy Co., Inc.	(54,072)
(1,050)	CarMax, Inc.*	(32,413)
(550)	Deckers Outdoor Corp.*	(28,055)
(450)	Fossil, Inc.*	(58,802)
(7,100)	Goodyear Tire & Rubber Co.*	(77,958)
(1,400)	Hanesbrands, Inc.*	(39,508)
(450)	Netflix, Inc.*	(36,063)
(5,150)	PulteGroup, Inc.*	(50,676)
(650)	Tiffany & Co.	(44,499)
(1,350)	Williams-Sonoma, Inc.	(52,232)
		(532,253)
	CONSUMER STAPLES – (0.9)%
(1,150)	Energizer Holdings, Inc.*	(82,029)
(1,850)	Green Mountain Coffee Roasters, Inc.*	(90,188)

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (CONTINUED)
	COMMON STOCKS (CONTINUED)
	CONSUMER STAPLES (CONTINUED)
(2,050)	Sysco Corp.	$(59,245)
		(231,462)
	FINANCIALS – (0.9)%
(2,150)	Amtrust Financial Services, Inc.	(58,566)
(1,900)	Citigroup, Inc.	(62,776)
(1,350)	Deutsche Bank A.G.	(58,576)
(1,800)	Green Dot Corp. - Class A*	(47,502)
		(227,420)
	HEALTH CARE – (1.0)%
(1,700)	Accretive Health, Inc.*	(17,102)
(1,550)	Hologic, Inc.*	(29,636)
(1,500)	Medidata Solutions, Inc.*	(38,865)
(3,150)	NxStage Medical, Inc.*	(53,550)
(1,600)	STERIS Corp.	(50,256)
(800)	Varian Medical Systems, Inc.*	(50,736)
		(240,145)
	INDUSTRIALS – (1.2)%
(1,050)	Clean Harbors, Inc.*	(71,652)
(1,900)	FTI Consulting, Inc.*	(69,046)
(1,650)	Ritchie Bros Auctioneers, Inc.	(34,865)
(1,400)	Rockwell Collins, Inc.	(78,246)
(1,400)	Spirit Aerosystems Holdings, Inc. - Class A*	(35,000)
		(288,809)
	INFORMATION TECHNOLOGY – (1.5)%
(2,150)	Acme Packet, Inc.*	(60,351)
(1,450)	Ancestry.com, Inc.*	(38,715)
(2,250)	Ciena Corp.*	(33,345)
(2,400)	Constant Contact, Inc.*	(58,008)
(3,500)	Finisar Corp.*	(57,820)
(2,650)	Maxwell Technologies, Inc.*	(25,201)
(1,700)	OpenTable, Inc.*	(76,041)
(2,150)	Zynga, Inc. - Class A*	(17,931)
		(367,412)
	MATERIALS – (0.5)%
(1,250)	Allegheny Technologies, Inc.	(53,675)
(1,150)	International Flavors & Fragrances, Inc.	(69,241)
		(122,916)
	TOTAL COMMON STOCKS (Proceeds $2,069,598)	(2,010,417)

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (CONTINUED)
	EXCHANGE-TRADED FUNDS – (87.3)%
(127,920)	iShares MSCI EAFE Index Fund	$(6,875,700)
(4,820)	iShares MSCI Emerging Markets Index Fund	(203,404)
(12,400)	iShares Russell 2000 Index Fund	(1,009,732)
(70,800)	iShares Russell 2000 Value Index Fund	(5,087,688)
(16,830)	SPDR S&P 500 ETF Trust	(2,352,329)
(28,700)	SPDR S&P MidCap 400 ETF Trust	(5,171,740)
(13,500)	Vanguard MSCI Emerging Markets ETF	(574,155)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $21,396,022)	(21,274,748)

	TOTAL SECURITIES SOLD SHORT (Proceeds $23,465,620)	$(23,285,165)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
UCITS – Undertakings for Collective Investment in Transferrable Securities

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short. The aggregate value of segregated securities is $22,437,257.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	19.5%
Consumer Discretionary	14.1%
Financials	14.1%
Consumer Staples	9.7%
Information Technology	9.2%
Health Care	8.0%
Energy	6.9%
Materials	6.6%
Utilities	1.8%
Telecommunication Services	0.8%
Total Common Stocks	90.7%
Exchange-Traded Funds	8.0%
Other Pooled Investment Vehicles	1.0%
Short-Term Investments	1.5%
Total Investments	101.2%
Liabilities in Excess of Other Assets	(1.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS – 95.4%
4,400	iShares Barclays 0-5 Year TIPS Bond Fund	$455,004
5,600	iShares Barclays 1-3 Year Credit Bond Fund	587,160
8,300	iShares Barclays 1-3 Year Treasury Bond Fund	701,018
700	iShares Barclays MBS Bond Fund	75,803
6,200	iShares iBoxx $High Yield Corporate Bond Fund	565,440
15,600	iShares Russell 1000 Growth Index Fund	1,029,600
7,700	PIMCO Enhanced Short Maturity Strategy Fund	778,355

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,059,391)	4,192,380

	SHORT-TERM INVESTMENTS – 0.5%
22,957	Fidelity Institutional Money Market Fund, 0.19%1	22,957

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,957)	22,957

	TOTAL INVESTMENTS – 95.9% (Cost $4,082,348)	4,215,337
	Other Assets in Excess of Liabilities – 4.1%	181,827

	TOTAL NET ASSETS – 100.0%	$4,397,164

MBS – Mortgage Backed Securities
TIPS – Treasury Inflation-Protected Securities

1	The rate is the annualized seven-day yield at period end

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Security Type	Percent of Total Net Assets
Exchange-Traded Funds	95.4%
Short-Term Investments	0.5%
Total Investments	95.9%
Other Assets in Excess of Liabilities	4.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 43.7%
14,637	iShares Barclays 0-5 Year TIPS Bond Fund	$1,513,614
18,903	iShares Barclays 1-3 Year Credit Bond Fund	1,981,979
27,950	iShares Barclays 1-3 Year Treasury Bond Fund	2,360,657
2,361	iShares Barclays MBS Bond Fund	255,673
24,190	PIMCO Enhanced Short Maturity Strategy Fund	2,445,246

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,526,287)	8,557,169

	SHORT-TERM INVESTMENTS – 17.8%
3,488,166	Fidelity Institutional Money Market Fund, 0.19%1	3,488,166

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,488,166)	3,488,166

	TOTAL INVESTMENTS – 61.5% (Cost $12,014,453)	12,045,335
	Other Assets in Excess of Liabilities – 38.5%	7,525,154

	TOTAL NET ASSETS – 100.0%	$19,570,489

MBS – Mortgage Backed Securities
TIPS – Treasury Inflation-Protected Securities

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Security Type	Percent of Total Net Assets
Exchange-Traded Funds	43.7%
Short-Term Investments	17.8%
Total Investments	61.5%
Other Assets in Excess of Liabilities	38.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Funds
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2012 (Unaudited)

			361 Managed
	361 Absolute	361 Long/Short	Futures
	Alpha Fund	Equity Fund	Strategy Fund
Assets:
Investments, at value (cost $22,994,807, $4,082,348, $12,014,453, respectively)	$24,695,596	$4,215,337	$12,045,335
Cash deposited with broker for securities sold short and futures	22,930,345	213,747	7,370,048
Receivables:
Investment securities sold	487,516	-	-
Fund shares sold	89,850	-	189,467
Dividends and interest	33,790	751	2,717
Due from Advisor	-	13,475	-
Prepaid expenses	24,018	25,221	25,321
Total assets	48,261,115	4,468,531	19,632,888

Liabilities:
Securities sold short, at value (proceeds $23,465,620)	23,285,165	-	-
Payables:
Investment securities purchased	470,412	-	-
Fund shares redeemed	7,500	-	-
Dividends on securities sold short	806	-	-
Due to Custodian	81,294	-	-
Advisory fees	8,405	-	5,771
Distribution fees - Class A (Note 7)	2,266	13	626
Shareholder Servicing fees (Note 8)	2,186	1,525	4,413
Transfer agent fees and expenses	6,883	13,771	13,419
Administration fees	5,094	5,181	5,181
Fund accounting fees	4,209	12,818	13,617
Chief Compliance Officer fees	1,942	841	841
Trustees' fees and expenses	504	350	320
Offering costs	-	25,319	8,398
Custody fees	-	4,892	5,058
Accrued other expenses	3,702	6,657	4,755
Total liabilities	23,880,368	71,367	62,399

Net Assets	$24,380,747	$4,397,164	$19,570,489

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$24,016,614	$4,220,954	$18,541,301
Accumulated net investment loss	(360,449)	(8,350)	(70,897)
Accumulated net realized gain (loss) on investments, futures, purchased options
and securities sold short	(1,156,662)	51,571	1,069,203
Net unrealized appreciation on:
Investments	1,700,789	132,989	30,882
Securities sold short	180,455	-	-
Net Assets	$24,380,747	$4,397,164	$19,570,489

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$1,062,118	$31,029	$3,527,999
Shares of beneficial interest issued and outstanding	105,109	2,968	335,822
Redemption price	10.10	10.45	10.51
Maximum sales charge (5.75%* of offering price)	0.62	0.64	0.64
Maximum offering price to public	$10.72	$11.09	$11.15

Class I Shares:
Net assets applicable to shares outstanding	$23,318,613	$4,366,135	$16,042,490
Shares of beneficial interest issued and outstanding	2,354,478	417,277	1,526,836
Redemption price	$9.90	$10.46	$10.51

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $6,226)	$260,680
Interest	678
Total investment income	261,358

Expenses:
Advisory fees	213,645
Fund accounting fees	29,778
Transfer agent fees and expenses	27,338
Custody fees	22,699
Administration fees	19,945
Registration fees	17,452
Audit fees	7,704
Offering costs	6,945
Legal fees	6,887
Shareholder Servicing fees (Note 8)	6,674
Chief Compliance Officer fees	3,488
Distribution fees - Class A (Note 7)	3,371
Miscellaneous	3,340
Shareholder reporting fees	3,162
Trustees' fees and expenses	2,992
Insurance fees	2,493

Total expenses	377,913
Advisory fees waived	(74,625)
Interest expense	89,514
Dividends on securities sold short	229,565
Net expenses	622,367
Net investment loss	(361,009)

Realized and Unrealized Gain (Loss) on Investments, Futures, Purchased Options and
Securities Sold Short:
Net realized gain (loss) on:
Investments	(32,503)
Futures contracts	645,348
Purchased options contracts	1,058
Securities sold short	(1,095,495)
Net realized loss	(481,592)
Net change in unrealized appreciation/depreciation on:
Investments	2,275,490
Futures contracts	116
Securities sold short	(1,091,267)
Net change in unrealized appreciation/depreciation	1,184,339
Net realized and unrealized gain on investments, futures,
purchased options and securities sold short	702,747

Net Increase in Net Assets from Operations	$341,738

See accompanying Notes to Financial Statements.

361 Funds
STATEMENT OF OPERATIONS
For the Period December 20, 2011* to April 30, 2012 (Unaudited)

		361 Managed
	361 Long/Short	Futures
	Equity Fund	Strategy Fund
Investment Income:
Dividends	$19,211	$23,608
Interest	167	2,086
Total investment income	19,378	25,694

Expenses:
Advisory fees	18,228	66,842
Transfer agent fees and expenses	18,176	18,176
Fund accounting fees	17,159	17,159
Administration fees	13,625	13,625
Registration fees	11,895	11,895
Audit fees	6,246	6,246
Custody fees	6,131	6,131
Offering costs	5,460	9,226
Shareholder Servicing fees (Note 8)	2,168	6,684
Legal fees	1,803	1,803
Trustees' fees and expenses	1,614	1,614
Miscellaneous	1,577	1,577
Chief Compliance Officer fees	1,563	1,563
Shareholder reporting fees	1,510	1,510
Insurance fees	119	119
Distribution fees - Class A (Note 7)	22	785

Total expenses	107,296	164,955
Advisory fees waived	(18,228)	(66,842)
Other expenses absorbed	(61,340)	(1,522)
Net expenses	27,728	96,591
Net investment loss	(8,350)	(70,897)

Realized and Unrealized Gain (Loss) on Investments and Futures:
Net realized gain (loss) on:
Investments	37,824	(855)
Futures contracts	13,747	1,070,058
Net realized gain	51,571	1,069,203
Net change in unrealized appreciation/depreciation on:
Investments	132,989	30,882
Net change in unrealized appreciation/depreciation	132,989	30,882
Net realized and unrealized gain on investments and futures	184,560	1,100,085

Net Increase in Net Assets from Operations	$176,210	$1,029,188

*	Commencement of operations

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2012 (Unaudited)	For the Period December 31, 2010* to October 31, 2011
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(361,009)	$(482,323)
Net realized loss on investments, futures, purchased options and
securities sold short	(481,592)	(659,577)
Net change in unrealized appreciation/depreciation on investments,
futures and securities sold short	1,184,339	696,905
Net increase (decrease) in net assets resulting from operations	341,738	(444,995)

Capital Transactions:
Net proceeds from shares sold:
Class A	355,927	4,014,732
Class I	1,544,857	25,926,229
Cost of shares redeemed:
Class A1	(3,275,283)	(42,925)
Class I2	(3,770,627)	(268,906)
Net increase (decrease) in net assets from capital transactions	(5,145,126)	29,629,130

Total increase (decrease) in net assets	(4,803,388)	29,184,135

Net Assets:
Beginning of period	29,184,135	-
End of period	$24,380,747	$29,184,135

Accumulated net investment income (loss)	$(360,449)	$560

Capital Share Transactions:
Shares sold:
Class A	35,507	403,528
Class I	157,849	2,610,736
Shares redeemed:
Class A	(329,555)	(4,371)
Class I	(386,560)	(27,547)
Net increase (decrease) in capital share transactions	(522,759)	2,982,346

*	Commencement of operations.
1	Net of redemption fee proceeds of $1,421 and $557, respectively.
2	Net of redemption fee proceeds of $898 and $1, respectively.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
December 20, 2011*
to April 30, 2012
(Unaudited)
Increase in Net Assets from:
Operations:
Net investment loss	$(8,350)
Net realized gain on investments and futures	51,571
Net change in unrealized appreciation/depreciation on investments	132,989
Net increase in net assets resulting from operations	176,210

Capital Transactions:
Net proceeds from shares sold:
Class A	30,074
Class I	4,190,880
Net increase in net assets from capital transactions	4,220,954

Total increase in net assets	4,397,164

Net Assets:
Beginning of period	-
End of period	$4,397,164

Accumulated net investment loss	$(8,350)

Capital Share Transactions:
Shares sold:
Class A	2,968
Class I	417,277
Net increase in capital share transactions	420,245

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
December 20, 2011*
to April 30, 2012
(Unaudited)
Increase in Net Assets from:
Operations:
Net investment loss	$(70,897)
Net realized gain on investments and futures	1,069,203
Net change in unrealized appreciation/depreciation on investments	30,882
Net increase in net assets resulting from operations	1,029,188

Capital Transactions:
Net proceeds from shares sold:
Class A	3,401,553
Class I	15,159,123
Cost of shares redeemed:
Class A1	(17,936)
Class I2	(1,439)
Net increase in net assets from capital transactions	18,541,301

Total increase in net assets	19,570,489

Net Assets:
Beginning of period	-
End of period	$19,570,489

Accumulated net investment loss	$(70,897)

Capital Share Transactions:
Shares sold:
Class A	337,665
Class I	1,526,980
Shares redeemed:
Class A	(1,843)
Class I	(144)
Net increase in capital share transactions	1,862,658

*	Commencement of operations.
1	Net of redemption fee proceeds of $191.
2	Net of redemption fee proceeds of $29.

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2012 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by/ (used for) operating activities:
Net increase in net assets resulting from operations	$341,738
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(9,000,895)
Proceeds from sale of investment securities	13,891,265
Proceeds from short sale	14,887,225
Closed short transactions	(19,259,012)
Sale of short-term investment, net	872,339
Decrease in deposits with brokers for securities sold short and futures	2,523,126
Decrease in receivables for securities sold	602,774
Increase in dividends and interest receivables	(22,154)
Decrease in other assets	198,411
Decrease in payables for securities purchased	(693,062)
Decrease in dividends on securities sold short payable	(19,458)
Decrease in interest expense payable	(7,815)
Increase in accrued expenses	85,517
Net realized loss on investments	1,127,624
Net change in unrealized appreciation/depreciation on securities	(1,184,223)
Net cash used for operating activities	4,343,400
Cash flows provided by / (used for) financing activities:
Proceeds from sale of shares	2,712,410
Redemption of shares, net of redemption fees	(7,068,181)
Net cash provided by financing activities	(4,355,771)

Net Decrease in Cash	(12,371)

Cash:
Beginning balance	12,371
Ending balance	$-

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2012 (Unaudited)		For the Period December 31, 2010* to October 31, 2011
Net asset value, beginning of period	$9.97		$10.00
Income from Investment Operations:
Net investment loss1	(0.15)		(0.24)
Net realized and unrealized gain on investments	0.28		0.01
Total from investment operations	0.13		(0.23)

Redemption fee proceeds	-	2	0.20

Net asset value, end of period	$10.10		$9.97

Total return3	1.30%	4	(0.30)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,062		$3,979

Ratio of expenses to average net assets:
Before fees waived	5.46%	5, 6	4.77%	5, 8
After fees waived	4.90%	5, 6	3.94%	5, 8
Ratio of net investment loss to average net assets:
Before fees waived	(3.50)%	5, 7	(3.73)%	5, 9
After fees waived	(2.94)%	5, 7	(2.90)%	5, 9
Portfolio turnover rate	34%	4	150%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Does not include payment of maximum sales charge of 5.75%.  If the sales charges were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

4	Not annualized.
5	Annualized.
6
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 3.06%; the ratio of expenses to average net assets after fees waived would have been 2.50%.

7
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (1.10)%; the ratio of net investment income to average net assets after fees waived would have been (0.54)%.

8
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 3.33%; the ratio of expenses to average net assets after fees waived would have been 2.50%.

9
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (2.29)%; the ratio of net investment income to average net assets after fees waived would have been (1.46)%.

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2012 (Unaudited)		For the Period December 31, 2010* to October 31, 2011
Net asset value, beginning of period	$9.76		$10.00
Income from Investment Operations:
Net investment loss1	(0.13)		(0.22)
Net realized and unrealized gain on investments	0.27		(0.02)
Total from investment operations	0.14		(0.24)

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$9.90		$9.76

Total return	1.43%	3	(2.40)%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,319		$25,205

Ratio of expenses to average net assets:
Before fees waived	5.20%	4, 5	4.52%	4, 7
After fees waived	4.64%	4, 5	3.70%	4, 7
Ratio of net investment loss to average net assets:
Before fees waived	(3.24)%	4, 6	(3.49)%	4, 8
After fees waived	(2.68)%	4, 6	(2.66)%	4, 8
Portfolio turnover rate	34%	3	150%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.
5
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 2.81%; the ratio of expenses to average net assets after fees waived would have been 2.25%.

6
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (0.85)%; the ratio of net investment income to average net assets after fees waived would have been (0.29)%.

7
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 3.08%; the ratio of expenses to average net assets after fees waived would have been 2.25%.

8
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (2.04)%; the ratio of net investment income to average net assets after fees waived would have been (1.21)%.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	December 20, 2011*
	to April 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.03)
Net realized and unrealized gain on investments	0.48
Total from investment operations	0.45

Net asset value, end of period	$10.45

Total return2	4.50%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.60%	4
After fees waived and expenses absorbed	2.15%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(6.27)%	4
After fees waived and expenses absorbed	(0.82)%	4
Portfolio turnover rate	67%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Does not include payment of maximum sales charge of 5.75%.  If the sales charges were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	December 20, 2011*
	to April 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.02)
Net realized and unrealized gain on investments	0.48
Total from investment operations	0.46

Net asset value, end of period	$10.46

Total return	4.60%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,366

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.35%	3
After fees waived and expenses absorbed	1.90%	3
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(6.02)%	3
After fees waived and expenses absorbed	(0.57)%	3
Portfolio turnover rate	67%	2

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	December 20, 2011*
	to April 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.07)
Net realized and unrealized gain on investments	0.58
Total from investment operations	0.51

Redemption fee proceeds	-	2

Net asset value, end of period	$10.51

Total return3	5.10%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,528

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.93%	5
After fees waived and expenses absorbed	2.40%	5
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.36)%	5
After fees waived and expenses absorbed	(1.83)%	5
Portfolio turnover rate	6%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Does not include payment of maximum sales charge of 5.75%.  If the sales charges were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	December 20, 2011*
	to April 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.06)
Net realized and unrealized gain on investments	0.57
Total from investment operations	0.51

Redemption fee proceeds	-	2

Net asset value, end of period	$10.51

Total return	5.10%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,042

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.68%	4
After fees waived and expenses absorbed	2.15%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.11)%	4
After fees waived and expenses absorbed	(1.58)%	4
Portfolio turnover rate	6%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

361 Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2012 (Unaudited)

Note 1 – Organization
361 Absolute Alpha Fund (“Absolute Alpha” or “Absolute Alpha Fund”), 361 Long/Short Equity Fund (“Long/Short Equity” or “Long/Short Equity Fund”) and 361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Absolute Alpha Fund’s primary investment objective is to seek capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets. The Fund commenced investment operations on December 31, 2010, with two classes of shares, Class A and Class I.

The Long/Short Equity Fund’s primary investment objective is to outperform the S&P 500 Index but with lower volatility and a low correlation to that Index.  As a secondary objective, the Long/Short Equity Fund also seeks to outperform the HFRX Equity Hedge Index. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(c) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Absolute Alpha Fund incurred offering costs of approximately $32,458, which were amortized over a one-year period from December 31, 2010 (commencement of operations).

The Long/Short Equity and Managed Futures Strategy Funds incurred offering costs of approximately $15,136 and $34,998, respectively, which are amortized over a one-year period from December 20, 2011 (commencement of operations).

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms.  At April 30, 2012, such collateral is denoted in the Funds’ Schedule of Investments and Statement of Assets and Liabilities.

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 20, 2010.  The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 20, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

(g) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with 361 Capital, LLC (the “Advisor”).  Under the terms of the Agreement, the Absolute Alpha, Long/Short Equity and Managed Futures Strategy Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.60%, 1.25% and 1.50%, respectively, of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.50% and 2.25% of the average daily net assets of the Absolute Alpha Fund’s Class A and Class I shares, respectively. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.15% and 1.90% of the average daily net assets of the Long/Short Equity Fund’s Class A and Class I shares, respectively. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.40% and 2.15% of the average daily net assets of the Managed Futures Strategy Fund’s Class A and Class I shares, respectively. These agreements are effective until February 28, 2013, and may be terminated by the Trust’s Board of Trustees.

For the six months ended April 30, 2012, the Advisor waived $74,625 of its advisory fees for the Absolute Alpha Fund.  For the period December 20, 2011 (commencement of operations) through April 30, 2012, the Advisor waived all of its advisory fees and absorbed other expenses totaling $79,568 and $68,364 for the Long/Short Equity and Managed Futures Strategy Funds, respectively.  The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limits.  At April 30, 2012, the amount of these potentially recoverable expenses was $224,494, $79,568 and $68,364 for the Absolute Alpha, Long/Short Equity and Managed Futures Strategy Funds, respectively.  The Advisor is permitted to seek reimbursement from the Funds for a period three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture a portion of these amounts no later than October 31, of the years stated below:

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

	Absolute Alpha	Long/Short Equity	Managed Futures Strategy
2014:	$149,869	$-	$-
2015:	74,625	79,568	68,364

The Advisor engages investment managers (“sub-advisors”) to manage the Absolute Alpha Fund.  The Advisor compensates each sub-advisor out of the investment advisory fees the Advisor receives from the Fund.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The amount of selling commissions retained by the Funds’ distributor for the six months ended April 30, 2012 for the Absolute Alpha Fund and period December 20, 2011 (commencement of operations) through April 30, 2012 for the Long/Short Equity and Managed Futures Strategy Funds were as follows:

Absolute Alpha	Long/Short Equity	Managed Futures Strategy
$412	$-	$393

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended April 30, 2012 for the Absolute Alpha Fund and period December 20, 2011 (commencement of operations) through April 30, 2012 for the Long/Short Equity and Managed Futures Strategy Funds, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2012 for the Absolute Alpha Fund and period December 20, 2011 (commencement of operations) through April 30, 2012 for the Long/Short Equity and Managed Futures Strategy Funds, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2012, the cost of investments and proceeds from securities sold short on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

	Absolute Alpha	Long/Short Equity	Managed Futures Strategy
Cost of investments	$23,245,800	$4,083,133	$12,014,453

Proceeds from securities sold short	$(23,095,556)	-	-

Gross unrealized appreciation	3,204,446	132,594	32,739

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

Gross unrealized depreciation	(1,944,259)	(390)	(1,857)
Net unrealized appreciation on investments and securities sold short	$1,260,187	$132,204	$30,882

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Absolute Alpha
Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(261,324)
Net unrealized appreciation on investments and securities sold short	283,719
Total accumulated earnings	$22,395

At October 31, 2011, the accumulated capital loss carryforwards were as follows:

Absolute Alpha
Losses Not Subject to Expiration:
Short-term	$261,324
Total accumulated capital loss carryforwards	$261,324

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase.  For the period six months ended April 30, 2012 the Absolute Alpha Fund received $2,319 in redemption fees.  For the period December 20, 2011 (commencement of operations) through April 30, 2012, the Long/Short Equity and Managed Futures Strategy Funds received $0 and $221, respectively, in redemption fees.

Note 6 - Investment Transactions
For the six months ended April 30, 2012 for the Absolute Alpha Fund and period December 20, 2011 (commencement of operations) through April 30, 2012 for the Long/Short Equity and Managed Futures Strategy Funds, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts, short sales and swap contracts, were as follows:

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

	Absolute Alpha	Long/Short Equity	Managed Futures Strategy
Purchases	$8,935,824	$6,200,266	$8,833,061
Sales	13,825,136	2,178,699	305,919

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended April 30, 2012 for the Absolute Alpha Fund and period December 20, 2011 (commencement of operations) through April 30, 2012 for the Long/Short Equity and Managed Futures Strategy Funds, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2012 for the Absolute Alpha Fund and period December 20, 2011 (commencement of operations) through April 30, 2012 for the Long/Short Equity and Managed Futures Strategy Funds, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund’s assets carried at fair value:

Absolute Alpha:
	Level 1	Level 2	Level 32	Total
Assets
Investments
Common Stocks1	$22,132,462	$-	$-	$22,132,462
Exchange-Traded Funds	1,953,137	-	-	1,953,137
Other Pooled Investment Vehicles	-	234,662	-	234,662
Short-Term Investments	375,335	-	-	375,335
Total Investments	$24,460,934	$234,662	$-	$24,695,596
Total Assets	$24,460,934	$234,662	$-	$24,695,596

Liabilities
Securities Sold Short
Common Stocks1	$2,010,417	$-	$-	$2,010,417
Exchange-Traded Funds	21,274,748			21,274,748
Total Liabilities	$23,285,165	$-	$-	$23,285,165

Long/Short Equity:
	Level 1	Level 2	Level 32	Total
Investments
Exchange-Traded Funds	$4,192,380	$-	$-	$4,192,380
Short-Term Investments	22,957	-	-	22,957
Total Investments	$4,215,337	$-	$-	$4,215,337

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

Managed Futures Strategy:
	Level 1	Level 2	Level 32	Total
Investments
Exchange-Traded Funds	$8,557,169	$-	$-	$8,557,169
Short-Term Investments	3,488,166	-	-	3,488,166
Total Investments	$12,045,335	$-	$-	$12,045,335

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2	The Funds did not hold any Level 3 securities at period end.

There were no transfers between Levels at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Funds invested in futures contracts and/or options contracts during the six months ended April 30, 2012.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2012, are as follows:

Absolute Alpha:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options	Total
Equity contracts	$645,348	$1,058	$646,406
Total	$645,348	$1,058	$646,406

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Equity contracts	$116	$116
Total	$116	$116

Long/Short Equity:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Equity contracts	$13,747	$13,747
Total	$13,747	$13,747

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

Managed Futures Strategy:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Equity contracts	$1,070,058	$1,070,058
Total	$1,070,058	$1,070,058

Note 12 – Recently Issued Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU 2011-04 may have on the Fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

361 Funds
EXPENSE EXAMPLE
For the Six Months or Period Ended April 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/11 to 4/30/12 for the Absolute Alpha Fund and 12/20/11 to 4/30/12 for the Long/Short Equity and Managed Futures Strategy Funds.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Absolute Alpha:
		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/11	4/30/12	11/1/11 – 4/30/12
Class A	Actual Performance	$1,000.00	$1,013.00	$12.53
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.55	12.52
Class I	Actual Performance	1,000.00	1,014.30	11.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.82	11.26

*
Expenses are equal to the Fund’s annualized expense ratio of 2.50% and 2.25% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the four

361 Funds
EXPENSE EXAMPLE - Continued
For the Six Months or Period Ended April 30, 2012 (Unaudited)

month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Long/Short Equity:
		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		12/20/11	4/30/12	12/20/11 – 4/30/12
Class A	Actual Performance	$1,000.00	$1,045.00	$7.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.18	7.88
Class I	Actual Performance	1,000.00	1,046.00	7.06
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	6.96

*
Expenses are equal to the Fund’s annualized expense ratio of 2.15% and 1.90% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 133/366 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Managed Futures Strategy:
		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		12/20/11	4/30/12	12/20/11 – 4/30/12
Class A	Actual Performance	$1,000.00	$1,051.00	$8.94
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.28	8.79
Class I	Actual Performance	1,000.00	1,051.00	8.01
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.19	7.88

*
Expenses are equal to the Fund’s annualized expense ratio of 2.40% and 2.15% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 133/366 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Long/Short Equity Fund and 361 Managed Futures Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements (Unaudited)
At an in-person meeting held on December 5-6, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreements (each an “Advisory Agreement”) between the Trust and 361 Capital, LLC (the “Investment Advisor”) with respect to each of the 361 Long/Short Equity Fund (the “Long/Short Fund”) and 361 Managed Futures Fund series of the Trust (the “Managed Futures Fund,” and together with the Long/Short Fund, the “Funds”) for initial two-year terms.  In approving each Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the respective Fund and its shareholders.

Background
In advance of the meeting, the Board received information about each Fund and the respective Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; and reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by Lipper, Inc. (each a “Peer Group”).  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of each proposed Advisory Agreement. Before voting on the Advisory Agreements, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving each Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board also considered information given to them by representatives of the Investment Advisor in a presentation on the Investment Advisor’s investment philosophy, strategies and process at the Board meeting.  The Board reviewed the materials and various matters concerning the Investment Advisor and each Fund.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for each Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund, as well as the Trustees’ familiarity with the Investment Advisor and its personnel who would be providing services to the Fund.  The Board also considered information regarding the performance of accounts managed by the Investment Advisor using the same strategies it would use with respect to each Fund, as discussed by the Investment Advisor’s representatives earlier in the meeting.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage each Fund.

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses expected to be paid by the Fund, the Board noted the meeting materials indicated that although the advisory fee and total expenses proposed to be paid by each class of the Long/Short Fund were higher than the medians of those funds in its Peer Group, they were not the highest in the Peer Group.  The Board noted the assertion by the Investment Advisor’s representatives that its investment approach in managing the Fund is unique.  The Board also noted that the Fund’s proposed advisory fee is the same as the asset-based fee the Investment Advisor charges to its separate account clients, but that those clients also pay the Investment Advisor significant performance-based fees.  With respect to the Managed Futures Fund, the

361 Long/Short Equity Fund and 361 Managed Futures Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board noted that the advisory fee and total expenses proposed to be paid by each class of the Fund were higher than the medians of those funds in its Peer Group.  The Board noted, however, the assertion by the Investment Advisor’s representatives that the assets of most of the Fund’s competitors are invested through offshore wholly-owned subsidiaries and managed by commodity trading advisors that charge significantly higher advisory fees, including performance-based fees, than that of the Fund. The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under each Advisory Agreement was fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the corresponding Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s estimated costs and profits with respect to each Fund in its first year of operations, noting that the Investment Advisor anticipated waiving its entire advisory fee for each Fund and subsidizing each Fund’s operations during that year, and determined that the estimated profitability was reasonable.  The Board noted that during each Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Advisory Agreement is in the best interests of the respective Fund and its shareholders and, accordingly, approved each Advisory Agreement.

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Investment Advisor
361 Capital, LLC
4600 South Syracuse Street, Suite 500
Denver, Colorado 80237

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
361 Absolute Alpha Fund – Class A Shares	AAFAX	461 418 527
361 Absolute Alpha Fund – Class I Shares	AAFIX	461 418 519
361 Long/Short Equity Fund – Class A Shares	ALSQX	461 418 329
361 Long/Short Equity Fund – Class I Shares	ALSZX	461 418 311
361 Managed Futures Fund – Class A Shares	AMFQX	461 418 345
361 Managed Futures Fund – Class I Shares	AMFZX	461 418 337

Privacy Principles of the 361 Absolute Alpha Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the 361 Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 736-1227 (888-7361CAP), on the Fund’s website at www.361funds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 736-1227 (888-7361CAP), on the Fund’s website at www.361funds.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 736-1227 (888-7361CAP).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

361 Funds
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 17, 2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	July 17, 2012